Equity	6 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity
9	Equity

(a)	Contributed equity

	31 December 2021 Shares	30 June 2021 Shares	31 December 2021 A$	30 June 2021 A$

Ordinary shares - fully paid	2,406,874,578	2,084,016,678	213,814,776	197,447,990

Movements in ordinary share:

Details	Number of shares	A$
Opening balance 1 July 2021	2,084,016,678	197,447,990
Shares issued during the year	322,857,900	17,176,040
Transaction costs	-	(809,254)
Balance 31 December 2021	2,406,874,578	213,814,776

Details of shares issued during the current period:

			Issue price	Amount
Details		Number	A$	A$

2-Jul-2021	Issue of shares under ATM facility	322,857,900	0.0532	17,176,040
		322,857,900		17,176,040

(b)	Accumulated losses

Movements in accumulated losses were as follows:

	31 December 2021 A$	31 December 2020 A$

Balance at the beginning of the period	169,728,414	154,419,061
Net loss for the period	6,583,559	8,561,862
Balance at the end of the period	176,311,973	162,980,923

(c)	Reserves

(i)	Options

	31 December 2021 Options	30 June 2021 Options	31 December 2021 A$	30 June 2021 A$

Options over fully paid ordinary shares	205,692,720	160,542,720	3,626,188	2,750,884

The table below presents the movements in options granted and issued during the half-year ended 31 December 2021.

Details		Number	Amount A$
8-Dec-2021	Unlisted options issued to consultant	12,000,000	326,544
8-Dec-2021	Unlisted options issued to employees	13,900,000	13,326
8-Dec-2021	Unlisted options issued to employees	19,250,000	18,816
		45,150,000	358,686

					Fair value at grant
Date issued	Quantity	Grant Date	Expiry Date	Exercise price ($)	date per option ($) *
08-Dec-2021	12,000,000	31-Jul-2021	31-Jul-2024	$0.0700	$0.0272
08-Dec-2021	13,900,000	29-Nov-2021	29-Nov-2026	$0.0238	$0.0210
08-Dec-2021	19,250,000	29-Nov-2021	29-Nov-2026	$0.0375	$0.0214
	45,150,000

*	Rounded to the nearest four decimal points.

(ii)	Free-attaching options

	31 December 2021 Options	30 June 2021 Options	31 December 2021 A$	30 June 2021 A$

Free-attaching options	674,694,939	674,694,939	-	-

There was no movement during the half-year ended 31 December 2021.

There have been no other options over fully paid ordinary shares issued, exercised or forfeited during the current period.

(iii)	Nature and purpose of reserves

The share-based payments reserve is used to recognise the fair value of options issued to employees and consultants but not exercised.